Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Of Definite-lived Intangible Assets

Definite-lived intangible assets consisted of the following:

	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Weighted Average Useful Life (Years)
Customer relationships	$280,700,000	$18,198,557	$262,501,443	9.28
Channel relationships	3,000,000	216,935	2,783,065	9.28
Software costs	79,094,610	17,429,713	61,664,897	2.33
Non-compete agreements	3,990,000	1,156,029	2,833,971	2.09

Balance as of March 31, 2020	$366,784,610	$37,001,234	$329,783,376	7.71

Customer relationships	$256,000,000	$11,393,825	$244,606,175	9.48
Channel relationships	3,000,000	141,935	2,858,065	9.53
Software costs	72,290,752	11,080,696	61,210,056	2.54
Non-compete agreements	3,900,000	733,495	3,166,505	2.28

Balance as of December 31, 2019	$335,190,752	$23,349,951	$311,840,801	7.90

Definite-lived intangible assets consisted of the following:

	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Weighted Average Useful Life (Years)
Customer relationships	$79,187,788	$16,658,908	$62,528,880	7.92
Software costs	7,949,839	2,779,091	5,170,748	2.10
Reseller buyouts	581,000	57,867	523,133	9.00

Balance as of December 31, 2018 (Predecessor)	$87,718,627	$19,495,866	$68,222,761	7.49

Customer relationships	$256,000,000	$11,393,825	$244,606,175	9.48
Channel relationships	3,000,000	141,935	2,858,065	9.53
Software costs	72,290,752	11,080,696	61,210,055	2.54
Non-competition agreements	3,900,000	733,495	3,166,505	2.28

Balance as of December 31, 2019 (Successor)	$335,190,752	$23,349,951	$311,840,801	7.90

Schedule of Estimated Amortization Expense

The estimated amortization expense for the next five years and thereafter in the aggregate is as follows:

Year Ending December 31,	Estimated Future Amortization Expense
2020	$42,463,360
2021	49,776,203
2022	49,272,375
2023	28,795,778
2024	28,745,700
2025	24,833,333
Thereafter	105,896,627

The estimated amortization expense for the next five years and thereafter in the aggregate is as follows:

Year Ending December 31,	Estimated Future Amortization Expense
2020	$51,904,695
2021	50,848,243
2022	39,501,841
2023	26,307,778
2024	26,255,735
2025	26,127,778
Thereafter	$90,894,731